UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22873

Name of Fund:  BlackRock CoRI Funds

BlackRock CoRI 2015 Fund

BlackRock CoRI 2017 Fund

BlackRock CoRI 2019 Fund

BlackRock CoRI 2021 Fund

BlackRock CoRI 2023 Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock CoRI Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2017

Date of reporting period: 01/31/2017

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock CoRl 2015 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.15%, 11/02/42	$20	$19,711
Lockheed Martin Corp.:
4.85%, 9/15/41	10	10,875
4.07%, 12/15/42	10	9,758
Northrop Grumman Corp., 3.25%, 8/01/23	25	25,552
United Technologies Corp.:
3.10%, 6/01/22	15	15,388
5.70%, 4/15/40	15	18,401
4.50%, 6/01/42	25	26,297

		125,982
Air Freight & Logistics — 0.1%
FedEx Corp., 4.10%, 2/01/45	10	9,345
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,592

		15,937
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43	20	18,665
Banks — 4.3%
BNP Paribas SA, 3.25%, 3/03/23	20	20,242
Cooperatieve Rabobank UA, 3.88%, 2/08/22	75	78,703
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,902
HSBC Finance Corp., 6.68%, 1/15/21	25	28,145
HSBC Holdings PLC, 6.10%, 1/14/42	90	111,057
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	25,297
Wells Fargo & Co.:
3.50%, 3/08/22	25	25,704
3.45%, 2/13/23	75	75,732
3.30%, 9/09/24	15	14,873
5.61%, 1/15/44	25	28,566
4.65%, 11/04/44	10	10,017
3.90%, 5/01/45	20	18,896
4.90%, 11/17/45	10	10,346

		461,480
Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	43	42,305
3.75%, 7/15/42	10	9,166
Diageo Investment Corp.:
2.88%, 5/11/22	25	25,194
4.25%, 5/11/42	10	10,071
PepsiCo, Inc.:
2.75%, 3/01/23	35	35,245

Corporate Bonds	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued):
4.00%, 3/05/42	$10	$9,917

		131,898
Biotechnology — 0.4%
Biogen, Inc., 3.63%, 9/15/22	20	20,609
Celgene Corp., 3.55%, 8/15/22	25	25,679

		46,288
Capital Markets — 4.0%
Ameriprise Financial, Inc., 3.70%, 10/15/24	20	20,533
Bank of New York Mellon Corp., 4.15%, 2/01/21	25	26,529
Credit Suisse USA, Inc., 7.13%, 7/15/32	50	66,746
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	40	40,807
6.13%, 2/15/33	35	42,081
6.75%, 10/01/37	30	36,979
Morgan Stanley:
3.75%, 2/25/23	25	25,668
3.70%, 10/23/24	75	75,553
5.00%, 11/24/25	25	26,551
4.35%, 9/08/26	10	10,147
3.95%, 4/23/27	30	29,333
4.30%, 1/27/45	20	19,539
State Street Corp., 3.70%, 11/20/23	10	10,484

		430,950
Chemicals — 0.6%
Dow Chemical Co., 7.38%, 11/01/29	5	6,672
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,741
Ecolab, Inc., 4.35%, 12/08/21	25	27,019
LYB International Finance BV, 4.88%, 3/15/44	5	5,207
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	5	5,600

		69,239
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.90%, 2/15/39	30	38,117
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	19,364
Capital One Financial Corp., 3.50%, 6/15/23	25	25,344
John Deere Capital Corp., 2.80%, 1/27/23	10	10,045

BLACKROCK CORI FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock CoRl 2015 Fund

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
MasterCard, Inc., 3.38%, 4/01/24	$25	$25,734

		80,487
Diversified Financial Services — 6.3%
Bank of America Corp.:
5.63%, 7/01/20	25	27,471
3.30%, 1/11/23	45	45,081
4.13%, 1/22/24	25	25,901
4.00%, 1/22/25	25	24,938
4.25%, 10/22/26	55	55,391
5.88%, 2/07/42	15	18,073
5.00%, 1/21/44	10	10,848
4.88%, 4/01/44	20	21,096
Series L, 4.75%, 4/21/45	5	4,990
Citigroup, Inc.:
3.88%, 10/25/23	25	25,783
5.50%, 9/13/25	25	27,268
4.30%, 11/20/26	45	45,358
6.68%, 9/13/43	10	12,716
4.65%, 7/30/45	15	15,581
4.75%, 5/18/46	35	34,738
Daimler Finance North America LLC, 8.50%, 1/18/31	5	7,528
Deutsche Bank AG, 4.10%, 1/13/26	10	9,834
General Electric Capital Corp., 3.10%, 1/09/23	50	51,201
JPMorgan Chase & Co.:
4.50%, 1/24/22	75	80,573
3.38%, 5/01/23	25	24,994
3.88%, 9/10/24	45	45,377
6.40%, 5/15/38	25	32,228
5.63%, 8/16/43	15	17,165
Northern Trust Corp., 3.95%, 10/30/25	10	10,449

		674,582
Diversified Telecommunication Services — 3.5%
AT&T, Inc.:
3.00%, 2/15/22	25	24,760
3.80%, 3/15/22	25	25,562
6.30%, 1/15/38	20	22,661
5.35%, 9/01/40	10	10,027
6.38%, 3/01/41	10	11,468
5.55%, 8/15/41	5	5,155
Telefonica Emisiones SAU, 7.05%, 6/20/36	10	11,728
Verizon Communications, Inc.:
4.50%, 9/15/20	25	26,685
5.15%, 9/15/23	50	55,215
6.40%, 9/15/33	55	66,687
6.55%, 9/15/43	25	30,835
4.86%, 8/21/46	20	19,208

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued):
4.52%, 9/15/48	$30	$27,258
5.01%, 8/21/54	20	18,886
4.67%, 3/15/55	20	17,910

		374,045
Electric Utilities — 1.5%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	15	18,763
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,951
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,941
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,039
Georgia Power Co., 4.30%, 3/15/42	15	15,352
Pacific Gas & Electric Co., 6.05%, 3/01/34	20	25,152
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,660
Southern Power Co., 5.15%, 9/15/41	5	5,062
Virginia Electric & Power Co., 8.88%, 11/15/38	15	24,208

		156,128
Energy Equipment & Services — 0.3%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,530
Enterprise Products Operating LLC, 5.70%, 2/15/42	5	5,653
Halliburton Co., 7.45%, 9/15/39	15	20,340

		31,523
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	10	9,993
Food Products — 0.5%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,593
Kellogg Co., 4.50%, 4/01/46	10	9,756
Kraft Foods Group Co.:
3.50%, 6/06/22	25	25,439
5.00%, 6/04/42	10	10,214

		56,002
Health Care Equipment & Supplies — 0.2%
Medtronic, Inc., 4.63%, 3/15/45	20	21,316

2	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2015 Fund

Corporate Bonds	Par (000)	Value
Health Care Providers & Services — 0.9%
Aetna, Inc., 6.63%, 6/15/36	$5	$6,372
Anthem, Inc., 5.10%, 1/15/44	20	21,504
Cardinal Health, Inc., 3.20%, 3/15/23	15	15,192
Express Scripts Holding Co., 4.75%, 11/15/21	25	26,832
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,460
4.75%, 7/15/45	10	10,965

		101,325
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,563
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,846
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/09/22	10	10,048
Insurance — 1.5%
Aflac, Inc., 3.63%, 6/15/23	15	15,550
Allstate Corp., 3.15%, 6/15/23	10	10,180
American International Group, Inc.:
3.38%, 8/15/20	25	25,830
4.13%, 2/15/24	25	25,980
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,560
AXA SA, 8.60%, 12/15/30	5	6,925
MetLife, Inc.:
4.88%, 11/13/43	25	27,006
4.05%, 3/01/45	15	14,272
Prudential Financial, Inc., 6.63%, 12/01/37	10	12,836
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,811

		159,950
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.50%, 3/01/21	25	26,671
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,521
Media — 2.1%
21st Century Fox America, Inc.:
6.40%, 12/15/35	10	12,086
6.15%, 2/15/41	15	17,644
5.40%, 10/01/43	10	10,923
Comcast Corp.:
3.13%, 7/15/22	25	25,399
4.25%, 1/15/33	5	5,094

Corporate Bonds	Par (000)	Value
Media (continued)
Comcast Corp. (continued):
6.45%, 3/15/37	$20	$25,388
Discovery Communications LLC, 6.35%, 6/01/40	15	16,048
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,706
5.95%, 4/01/41	5	6,105
Omnicom Group, Inc., 3.63%, 5/01/22	20	20,591
Thomson Reuters Corp., 5.85%, 4/15/40	2	2,221
Time Warner, Inc.:
4.05%, 12/15/23	25	25,794
5.38%, 10/15/41	10	10,601
5.35%, 12/15/43	10	10,520
Walt Disney Co., 2.35%, 12/01/22	15	14,853

		228,973
Metals & Mining — 0.6%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	15	15,904
5.00%, 9/30/43	5	5,586
Newmont Mining Corp., 6.25%, 10/01/39	5	5,788
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	5	5,600
Southern Copper Corp.:
5.25%, 11/08/42	15	14,228
5.88%, 4/23/45	15	15,286

		62,392
Multiline Retail — 0.3%
Target Corp.:
4.00%, 7/01/42	20	19,484
3.63%, 4/15/46	15	13,556

		33,040
Oil, Gas & Consumable Fuels — 1.9%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	24,085
BP Capital Markets PLC:
3.25%, 5/06/22	20	20,432
2.75%, 5/10/23	25	24,641
ConocoPhillips:
5.90%, 5/15/38	10	11,855
6.50%, 2/01/39	10	12,608
ConocoPhillips Holding Co., 6.95%, 4/15/29	15	19,078
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	11,515
Petro-Canada, 6.80%, 5/15/38	5	6,546
Phillips 66, 5.88%, 5/01/42	5	5,927

BLACKROCK CORI FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock CoRl 2015 Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 6/15/38	$15	$19,215
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	10	14,348
6.10%, 6/01/40	10	12,375
Valero Energy Corp.:
6.63%, 6/15/37	10	11,829
4.90%, 3/15/45	5	4,947

		199,401
Pharmaceuticals — 2.5%
Abbott Laboratories, 5.30%, 5/27/40	5	5,266
AbbVie, Inc.:
2.90%, 11/06/22	25	24,724
4.40%, 11/06/42	10	9,396
AstraZeneca PLC:
3.38%, 11/16/25	15	14,889
6.45%, 9/15/37	10	12,938
4.38%, 11/16/45	10	10,090
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,915
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	15	19,701
Merck & Co., Inc., 2.80%, 5/18/23	25	25,185
Pfizer, Inc.:
7.20%, 3/15/39	35	50,462
4.13%, 12/15/46	20	20,063
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,034
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	25	22,664
4.10%, 10/01/46	10	8,438

		273,765
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	15	16,302
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,110
Intel Corp., 4.80%, 10/01/41	10	11,056

		17,166
Software — 0.4%
Oracle Corp.:
2.50%, 10/15/22	25	24,705
5.38%, 7/15/40	15	17,484

		42,189

Corporate Bonds	Par (000)	Value
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	$15	$18,734
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 6.00%, 9/15/41	5	5,005
Tobacco — 0.6%
Altria Group, Inc.:
4.00%, 1/31/24	10	10,483
4.25%, 8/09/42	5	4,818
5.38%, 1/31/44	10	11,312
Philip Morris International, Inc.:
3.60%, 11/15/23	15	15,562
4.25%, 11/10/44	25	24,409

		66,584
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, 6.38%, 3/01/35	20	23,110
Vodafone Group PLC:
2.95%, 2/19/23	15	14,590
6.15%, 2/27/37	20	22,380
4.38%, 2/19/43	10	8,940

		69,020
Total Corporate Bonds — 38.2%		4,107,127

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	10	14,138
5.38%, 2/15/31	45	59,954
4.50%, 2/15/36	60	75,811
3.75%, 8/15/41	120	135,394
3.13%, 11/15/41	15	15,257
3.00%, 11/15/44	80	79,159
3.00%, 11/15/45	20	19,755
2.50%, 2/15/46	40	35,608
2.50%, 5/15/46	50	44,488
2.25%, 8/15/46	10	8,411
2.88%, 11/15/46	70	67,583
U.S. Treasury Notes:
2.50%, 8/15/23	190	193,451
1.38%, 9/30/23	150	142,219
2.75%, 11/15/23	40	41,316
2.75%, 2/15/24	30	30,976
2.50%, 5/15/24	30	30,456
2.38%, 8/15/24	45	45,216
2.25%, 11/15/24	45	44,708
2.25%, 11/15/25	70	69,029
1.63%, 2/15/26	40	37,359
1.63%, 5/15/26	330	307,532
1.50%, 8/15/26	100	91,938

4	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2015 Fund

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Principal STRIPS, 0.00%, 2/15/31 (a)	$7,125	$4,971,276
Total U.S. Treasury Obligations — 61.0%		6,561,034
Total Long-Term Investments (Cost — $10,111,440) — 99.2%		10,668,161

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	105,674	105,674

Value
Total Short-Term Securities (Cost — $105,674) — 1.0%	$105,674
Total Investments (Cost — $10,217,114*) — 100.2%	10,773,835
Liabilities in Excess of Other Assets — (0.2)%	(17,680)

Net Assets — 100.0%	$10,756,155

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,220,842

Gross unrealized appreciation	$646,378
Gross unrealized depreciation	(93,385)

Net unrealized appreciation	$552,993

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Current yield as of period end.

(c)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	117,510	(11,836)	105,674	$105,674	$47	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	21	—	—
Total	—	—	—	$105,674	$68	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Long U.S. Treasury Bond	March 2017	$150,844	$(1,080)

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock CoRl 2015 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$—	$10,668,161	—	$10,668,161
Short-Term Securities	105,674	—	—	105,674

Total	$105,674	$10,668,161	—	$10,773,835

Derivative Financial Instruments [2]
Liabilities:
Interest Rate contracts	$(1,080)	—	—	$(1,080)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock CoRl 2017 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.0%
Eaton Corp., 4.15%, 11/02/42	$20	$19,711
Lockheed Martin Corp., 4.07%, 12/15/42	15	14,637
Northrop Grumman Corp., 3.25%, 8/01/23	10	10,220
United Technologies Corp.:
3.10%, 6/01/22	10	10,259
4.50%, 6/01/42	45	47,335

		102,162
Air Freight & Logistics — 0.3%
FedEx Corp.:
5.10%, 1/15/44	10	10,729
4.10%, 2/01/45	10	9,345
United Parcel Service, Inc., 6.20%, 1/15/38	5	6,592

		26,666
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	35	32,665
Banks — 2.9%
BNP Paribas SA, 3.25%, 3/03/23	5	5,061
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,902
HSBC Holdings PLC, 6.10%, 1/14/42	65	80,208
Sumitomo Mitsui Financial Group, Inc., 3.78%, 3/09/26	25	25,297
Wells Fargo & Co.:
3.45%, 2/13/23	75	75,732
3.30%, 9/09/24	30	29,745
5.61%, 1/15/44	25	28,566
4.65%, 11/04/44	15	15,025
3.90%, 5/01/45	15	14,172
4.90%, 11/17/45	10	10,346

		298,054
Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	11	11,511
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	39	38,370
PepsiCo, Inc.:
2.75%, 3/01/23	15	15,105
4.00%, 3/05/42	15	14,876

		79,862
Biotechnology — 0.5%
Biogen, Inc., 3.63%, 9/15/22	20	20,609
Celgene Corp., 3.55%, 8/15/22	25	25,679

		46,288

Corporate Bonds	Par (000)	Value
Capital Markets — 3.9%
Ameriprise Financial, Inc., 3.70%, 10/15/24	$20	$20,533
Credit Suisse USA, Inc., 7.13%, 7/15/32	55	73,420
Goldman Sachs Group, Inc.:
3.63%, 1/22/23	10	10,202
6.13%, 2/15/33	45	54,104
6.75%, 10/01/37	35	43,142
6.25%, 2/01/41	5	6,234
Morgan Stanley:
3.75%, 2/25/23	25	25,668
3.70%, 10/23/24	70	70,516
5.00%, 11/24/25	25	26,551
4.35%, 9/08/26	10	10,147
3.95%, 4/23/27	15	14,667
6.38%, 7/24/42	10	12,573
4.30%, 1/27/45	15	14,654
State Street Corp.:
3.70%, 11/20/23	10	10,484
3.55%, 8/18/25	10	10,214

		403,109
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	10	13,343
E.I. du Pont de Nemours & Co., 2.80%, 2/15/23	25	24,741
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,201

		49,285
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	15	19,059
Consumer Finance — 0.8%
American Express Co., 4.05%, 12/03/42	20	19,364
Capital One Financial Corp., 3.50%, 6/15/23	25	25,344
John Deere Capital Corp., 2.80%, 1/27/23	15	15,068
MasterCard, Inc., 3.38%, 4/01/24	25	25,734

		85,510
Diversified Financial Services — 5.5%
Bank of America Corp.:
3.30%, 1/11/23	45	45,081
4.13%, 1/22/24	25	25,901
4.00%, 4/01/24	25	25,667
4.00%, 1/22/25	40	39,900
5.88%, 2/07/42	20	24,097
5.00%, 1/21/44	10	10,848
4.88%, 4/01/44	25	26,369

BLACKROCK CORI FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock CoRl 2017 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
Bank of America Corp. (continued):
Series L, 4.75%, 4/21/45	$5	$4,990
Citigroup, Inc.:
3.88%, 10/25/23	25	25,784
5.50%, 9/13/25	25	27,268
4.30%, 11/20/26	5	5,040
8.13%, 7/15/39	20	29,745
4.65%, 7/30/45	15	15,581
4.75%, 5/18/46	35	34,738
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,057
Deutsche Bank AG, 4.10%, 1/13/26	25	24,584
JPMorgan Chase & Co.:
3.38%, 5/01/23	50	49,989
3.88%, 9/10/24	80	80,671
6.40%, 5/15/38	25	32,228
5.60%, 7/15/41	10	11,952
Northern Trust Corp., 3.95%, 10/30/25	10	10,449

		565,939
Diversified Telecommunication Services — 2.6%
AT&T, Inc.:
6.30%, 1/15/38	25	28,326
5.35%, 9/01/40	10	10,027
6.38%, 3/01/41	10	11,468
5.55%, 8/15/41	15	15,465
Orange SA, 5.38%, 1/13/42	5	5,674
Verizon Communications, Inc.:
5.15%, 9/15/23	50	55,215
4.27%, 1/15/36	25	23,274
6.55%, 9/15/43	35	43,168
4.86%, 8/21/46	15	14,406
4.52%, 9/15/48	30	27,258
5.01%, 8/21/54	25	23,607
4.67%, 3/15/55	15	13,433

		271,321
Electric Utilities — 1.7%
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	20	25,017
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	10	11,951
Duke Energy Florida LLC, 6.40%, 6/15/38	25	32,940
Exelon Generation Co. LLC, 6.25%, 10/01/39	10	10,039
Georgia Power Co., 4.30%, 3/15/42	10	10,235
Pacific Gas & Electric Co., 6.05%, 3/01/34	25	31,440

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
PacifiCorp, 6.00%, 1/15/39	$15	$19,233
Southern California Edison Co., Series A, 5.95%, 2/01/38	10	12,660
Southern Power Co., 5.15%, 9/15/41	5	5,062
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,139

		174,716
Energy Equipment & Services — 0.3%
Baker Hughes, Inc., 5.13%, 9/15/40	5	5,530
Halliburton Co., 7.45%, 9/15/39	15	20,339

		25,869
Food & Staples Retailing — 0.1%
Walgreen Co., 3.10%, 9/15/22	15	14,990
Food Products — 0.2%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	10	10,593
Kellogg Co., 4.50%, 4/01/46	15	14,634

		25,227
Health Care Equipment & Supplies — 0.2%
Medtronic, Inc., 4.63%, 3/15/45	20	21,316
Health Care Providers & Services — 0.7%
Aetna, Inc., 6.63%, 6/15/36	5	6,372
Anthem, Inc., 5.10%, 1/15/44	20	21,504
Cardinal Health, Inc., 3.20%, 3/15/23	10	10,128
UnitedHealth Group, Inc.:
6.88%, 2/15/38	15	20,460
4.75%, 7/15/45	10	10,965

		69,429
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., 6.30%, 10/15/37	10	12,563
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,846
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23	10	10,367
Allstate Corp., 3.15%, 6/15/23	15	15,269
American International Group, Inc., 4.13%, 2/15/24	50	51,960
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,560
AXA SA, 8.60%, 12/15/30	10	13,850
MetLife, Inc.:
4.13%, 8/13/42	10	9,771

2	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2017 Fund

Corporate Bonds	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued):
4.88%, 11/13/43	$25	$27,006
Prudential Financial, Inc., 6.63%, 12/01/37	15	19,255
Travelers Cos., Inc., 4.60%, 8/01/43	10	10,811

		168,849
Machinery — 0.1%
Caterpillar, Inc., 3.80%, 8/15/42	15	14,521
Media — 2.3%
21st Century Fox America, Inc.:
6.40%, 12/15/35	25	30,216
6.15%, 2/15/41	5	5,881
5.40%, 10/01/43	10	10,923
Comcast Corp.:
3.13%, 7/15/22	25	25,399
4.25%, 1/15/33	15	15,282
6.45%, 3/15/37	25	31,735
NBCUniversal Media LLC:
6.40%, 4/30/40	20	25,706
5.95%, 4/01/41	10	12,210
Thomson Reuters Corp., 5.85%, 4/15/40	3	3,332
Time Warner, Inc.:
4.05%, 12/15/23	25	25,794
5.38%, 10/15/41	15	15,901
5.35%, 12/15/43	20	21,041
Walt Disney Co., 2.35%, 12/01/22	10	9,902

		233,322
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd.:
3.85%, 9/30/23	10	10,603
5.00%, 9/30/43	15	16,757
Newmont Mining Corp., 6.25%, 10/01/39	10	11,575
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,200
Southern Copper Corp.:
5.25%, 11/08/42	15	14,228
5.88%, 4/23/45	10	10,191

		74,554
Multiline Retail — 0.2%
Target Corp., 4.00%, 7/01/42	20	19,484
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36	20	24,085
BP Capital Markets PLC, 2.75%, 5/10/23	25	24,641
ConocoPhillips, 6.50%, 2/01/39	20	25,215

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Holding Co., 6.95%, 4/15/29	$20	$25,437
Enterprise Products Operating LLC, 5.95%, 2/01/41	10	11,515
Phillips 66, 5.88%, 5/01/42	10	11,854
Suncor Energy, Inc., 6.50%, 6/15/38	30	38,429
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,315
7.63%, 1/15/39	15	21,522
6.10%, 6/01/40	10	12,375
Valero Energy Corp.:
6.63%, 6/15/37	15	17,744
4.90%, 3/15/45	5	4,948

		224,080
Pharmaceuticals — 2.5%
Abbott Laboratories, 5.30%, 5/27/40	10	10,533
AbbVie, Inc., 2.90%, 11/06/22	25	24,724
AstraZeneca PLC:
3.38%, 11/16/25	15	14,889
6.45%, 9/15/37	15	19,407
Bristol-Myers Squibb Co., 3.25%, 11/01/23	25	25,915
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	5	6,567
Merck & Co., Inc., 2.80%, 5/18/23	25	25,185
Pfizer, Inc.:
7.20%, 3/15/39	40	57,671
4.13%, 12/15/46	20	20,063
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	25	24,034
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	15	13,598
4.10%, 10/01/46	15	12,657

		255,243
Road & Rail — 0.2%
Norfolk Southern Corp., 4.84%, 10/01/41	20	21,736
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,110
Intel Corp., 4.80%, 10/01/41	15	16,584

		22,694
Software — 0.6%
Oracle Corp.:
2.50%, 10/15/22	25	24,705
6.13%, 7/08/39	20	25,221

BLACKROCK CORI FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock CoRl 2017 Fund

Corporate Bonds	Par (000)	Value
Software (continued)
Oracle Corp. (continued):
5.38%, 7/15/40	$10	$11,656

		61,582
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	15	18,734
Lowe’s Cos., Inc., 6.65%, 9/15/37	5	6,585

		25,319
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	5	5,005
Tobacco — 0.7%
Altria Group, Inc.:
4.00%, 1/31/24	15	15,725
5.38%, 1/31/44	20	22,623
Philip Morris International, Inc.:
3.60%, 11/15/23	10	10,375
4.88%, 11/15/43	10	10,657
4.25%, 11/10/44	15	14,645

		74,025
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 6.38%, 3/01/35	25	28,888
Vodafone Group PLC:
2.95%, 2/19/23	10	9,726
6.15%, 2/27/37	10	11,190
4.38%, 2/19/43	5	4,470

		54,274
Total Corporate Bonds — 34.8%		3,585,564

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.25%, 8/15/22	110	140,018
7.13%, 2/15/23	55	70,692
7.50%, 11/15/24	100	137,332
7.63%, 2/15/25	90	125,167
6.00%, 2/15/26	125	161,382
6.38%, 8/15/27	150	203,871
6.13%, 8/15/29	50	69,043
6.25%, 5/15/30	50	70,689
4.50%, 2/15/36	85	107,399
4.38%, 2/15/38	40	49,702
4.50%, 5/15/38	10	12,625
4.38%, 11/15/39	10	12,350
4.38%, 5/15/41	10	12,386
3.75%, 8/15/41	10	11,283
3.13%, 11/15/41	25	25,428
3.13%, 2/15/42	40	40,684

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.75%, 11/15/42	$40	$37,878
3.13%, 2/15/43	50	50,742
2.88%, 5/15/43	80	77,478
3.63%, 8/15/43	100	110,953
3.75%, 11/15/43	150	170,139
3.63%, 2/15/44	50	55,465
3.38%, 5/15/44	75	79,658
3.13%, 8/15/44	60	60,834
3.00%, 11/15/44	90	89,054
2.50%, 2/15/45	40	35,717
2.88%, 8/15/45	30	28,916
3.00%, 11/15/45	130	128,411
2.50%, 2/15/46	80	71,216
2.50%, 5/15/46	10	8,898
2.25%, 8/15/46	15	12,616
2.88%, 11/15/46	60	57,928
U.S. Treasury Notes:
1.63%, 8/15/22	110	107,632
1.63%, 11/15/22	230	224,205
2.00%, 2/15/23	100	99,266
1.75%, 5/15/23	170	165,757
2.50%, 8/15/23	130	132,361
2.75%, 11/15/23	120	123,947
2.75%, 2/15/24	100	103,254
2.50%, 5/15/24	70	71,064
2.38%, 8/15/24	145	145,697
2.00%, 2/15/25	125	121,655
2.13%, 5/15/25	90	88,214
2.00%, 8/15/25	180	174,319
2.25%, 11/15/25	145	142,989
1.63%, 2/15/26	125	116,748
1.63%, 5/15/26	150	139,787
2.00%, 11/15/26	25	24,024
U.S. Treasury Principal STRIPS, 0.00%, 2/15/36 (a)	3,773	2,243,267
Total U.S. Treasury Obligations — 63.7%		6,550,140
Total Long-Term Investments (Cost — $9,953,205) — 98.5%		10,135,704

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	90,369	90,369
Total Short-Term Securities (Cost — $90,369) — 0.9%		90,369

4	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2017 Fund

Value
Total Investments (Cost — $10,043,574*) — 99.4%	$10,226,073
Other Assets Less Liabilities — 0.6%	60,994

Net Assets — 100.0%	$10,287,067

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,052,538

Gross unrealized appreciation	$314,221
Gross unrealized depreciation	(140,686)

Net unrealized appreciation	$173,535

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Current yield as of period end.

(c)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	97,715	(7,346)	90,369	$90,369	$38	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	21	—	—
Total	—	—	—	$90,369	$59	—	—

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Long U.S. Treasury Bond	March 2017	$150,844	$(1,080)

BLACKROCK CORI FUNDS	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock CoRl 2017 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,135,704	—	$10,135,704
Short-Term Securities	$90,369	—	—	90,369

Total	$90,369	$10,135,704	—	$10,226,073

Derivative Financial Instruments [2]
Liabilities:
Interest Rate contracts	$(1,080)	—	—	$(1,080)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock CoRl 2019 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.2%
Eaton Corp., 4.15%, 11/02/42	$15	$14,783
Lockheed Martin Corp., 4.07%, 12/15/42	30	29,274
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,228
United Technologies Corp., 4.50%, 6/01/42	65	68,373

		128,658
Air Freight & Logistics — 0.4%
FedEx Corp.:
4.90%, 1/15/34	15	16,084
4.10%, 2/01/45	10	9,345
United Parcel Service, Inc., 6.20%, 1/15/38	10	13,183

		38,612
Automobiles — 0.2%
Ford Motor Co., 4.75%, 1/15/43	25	23,332
Banks — 2.5%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,902
HSBC Holdings PLC, 6.10%, 1/14/42	95	117,227
Wells Fargo & Co.:
3.30%, 9/09/24	10	9,915
5.38%, 11/02/43	30	33,231
5.61%, 1/15/44	45	51,420
4.65%, 11/04/44	15	15,025
3.90%, 5/01/45	20	18,896
4.90%, 11/17/45	15	15,519

		275,135
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	5	5,232
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	13,749
PepsiCo, Inc., 4.00%, 3/05/42	25	24,794

		43,775
Capital Markets — 3.9%
Ameriprise Financial, Inc., 3.70%, 10/15/24	10	10,266
Credit Suisse USA, Inc., 7.13%, 7/15/32	60	80,095
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	25	30,058
6.75%, 10/01/37	10	12,326
6.25%, 2/01/41	25	31,169
5.15%, 5/22/45	30	31,033
Morgan Stanley:
3.70%, 10/23/24	55	55,405

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Morgan Stanley (continued):
5.00%, 11/24/25	$25	$26,551
4.35%, 9/08/26	15	15,220
3.95%, 4/23/27	45	44,000
6.38%, 7/24/42	10	12,573
4.30%, 1/27/45	25	24,424
State Street Corp.:
3.30%, 12/16/24	10	10,105
3.55%, 8/18/25	40	40,856

		424,081
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	10	13,343
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	5	4,847
Ecolab, Inc., 5.50%, 12/08/41	10	11,792
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,709
LYB International Finance BV, 5.25%, 7/15/43	5	5,493
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,200

		57,384
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.90%, 2/15/39	40	50,823
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,364
Diversified Financial Services — 4.4%
Bank of America Corp.:
4.00%, 1/22/25	30	29,925
4.25%, 10/22/26	40	40,284
5.88%, 2/07/42	20	24,097
5.00%, 1/21/44	50	54,238
4.88%, 4/01/44	15	15,822
Series L, 4.75%, 4/21/45	5	4,990
Citigroup, Inc.:
5.50%, 9/13/25	15	16,361
4.30%, 11/20/26	20	20,159
6.68%, 9/13/43	15	19,075
5.30%, 5/06/44	10	10,719
4.65%, 7/30/45	20	20,775
4.75%, 5/18/46	50	49,626
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,057
JPMorgan Chase & Co.:
3.88%, 9/10/24	75	75,629
6.40%, 5/15/38	30	38,674
5.60%, 7/15/41	30	35,857

BLACKROCK CORI FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock CoRl 2019 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.95%, 6/01/45	$15	$15,790

		487,078
Diversified Telecommunication Services — 2.3%
AT&T, Inc.:
6.30%, 1/15/38	30	33,991
6.38%, 3/01/41	10	11,468
Orange SA, 5.38%, 1/13/42	5	5,674
Verizon Communications, Inc.:
4.27%, 1/15/36	25	23,274
6.55%, 9/15/43	70	86,337
4.52%, 9/15/48	30	27,258
5.01%, 8/21/54	35	33,050
4.67%, 3/15/55	35	31,343

		252,395
Electric Utilities — 2.0%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	15	18,763
6.50%, 9/15/37	10	13,000
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,926
Duke Energy Florida LLC, 6.40%, 6/15/38	30	39,529
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,059
Georgia Power Co., 4.30%, 3/15/42	10	10,235
Pacific Gas & Electric Co., 6.05%, 3/01/34	35	44,016
PacifiCorp, 6.00%, 1/15/39	10	12,822
Southern California Edison Co., Series A, 5.95%, 2/01/38	15	18,991
Southern Power Co., 5.15%, 9/15/41	10	10,124
Virginia Electric & Power Co., 8.88%, 11/15/38	10	16,138

		216,603
Energy Equipment & Services — 0.1%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,060
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	15	15,890
Kellogg Co., 4.50%, 4/01/46	20	19,512
Kraft Heinz Foods Co., 6.88%, 1/26/39	5	6,359

		41,761

Corporate Bonds	Par (000)	Value
Health Care Equipment & Supplies — 0.3%
Medtronic, Inc., 4.63%, 3/15/45	$30	$31,974
Health Care Providers & Services — 1.2%
Aetna, Inc., 6.63%, 6/15/36	5	6,372
Anthem, Inc., 5.10%, 1/15/44	25	26,880
UnitedHealth Group, Inc.:
3.75%, 7/15/25	50	51,936
4.63%, 7/15/35	10	10,855
6.88%, 2/15/38	20	27,280
4.75%, 7/15/45	10	10,965

		134,288
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	15	18,845
3.70%, 2/15/42	15	13,398

		32,243
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	10	13,693
Insurance — 1.2%
Allstate Corp., 4.50%, 6/15/43	15	15,781
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,560
AXA SA, 8.60%, 12/15/30	10	13,850
MetLife, Inc., 4.88%, 11/13/43	45	48,611
Prudential Financial, Inc., 6.63%, 12/01/37	20	25,673
Travelers Cos., Inc., 4.60%, 8/01/43	15	16,216

		130,691
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	20	19,361
Media — 2.4%
21st Century Fox America, Inc.:
6.40%, 12/15/35	35	42,303
6.15%, 2/15/41	10	11,763
5.40%, 10/01/43	10	10,923
Comcast Corp.:
4.25%, 1/15/33	20	20,375
6.45%, 3/15/37	20	25,388
6.40%, 3/01/40	25	31,897
NBCUniversal Media LLC:
5.95%, 4/01/41	10	12,209
4.45%, 1/15/43	25	24,955
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,553
Time Warner, Inc.:
4.05%, 12/15/23	25	25,794
5.38%, 10/15/41	20	21,202
5.35%, 12/15/43	20	21,041

2	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2019 Fund

Corporate Bonds	Par (000)	Value
Media (continued)
Walt Disney Co., 4.13%, 6/01/44	$5	$5,101

		258,504
Metals & Mining — 0.7%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	10	11,171
Newmont Mining Corp., 6.25%, 10/01/39	10	11,575
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	20	22,401
Southern Copper Corp.:
5.25%, 11/08/42	20	18,971
5.88%, 4/23/45	15	15,286

		79,404
Multiline Retail — 0.4%
Target Corp.:
4.00%, 7/01/42	25	24,355
3.63%, 4/15/46	25	22,593

		46,948
Oil, Gas & Consumable Fuels — 2.4%
Anadarko Petroleum Corp., 6.45%, 9/15/36	30	36,127
ConocoPhillips Co., 6.50%, 2/01/39	25	31,519
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	31,796
Enterprise Products Operating LLC, 5.95%, 2/01/41	25	28,789
ONEOK Partners LP, 6.85%, 10/15/37	5	5,936
Phillips 66, 5.88%, 5/01/42	10	11,854
Suncor Energy, Inc., 6.50%, 6/15/38	35	44,834
TransCanada PipeLines Ltd.:
7.63%, 1/15/39	20	28,695
6.10%, 6/01/40	15	18,563
Valero Energy Corp.:
6.63%, 6/15/37	15	17,744
4.90%, 3/15/45	10	9,895

		265,752
Pharmaceuticals — 2.1%
Abbott Laboratories, 5.30%, 5/27/40	10	10,533
AbbVie, Inc., 4.40%, 11/06/42	15	14,094
AstraZeneca PLC:
3.38%, 11/16/25	20	19,852
6.45%, 9/15/37	15	19,407
4.38%, 11/16/45	10	10,090
Bristol-Myers Squibb Co., 3.25%, 8/01/42	5	4,453

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	$10	$13,134
Pfizer, Inc.:
7.20%, 3/15/39	50	72,089
4.40%, 5/15/44	5	5,210
4.13%, 12/15/46	20	20,063
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	5	5,504
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	25	22,664
4.10%, 10/01/46	10	8,438

		225,531
Road & Rail — 0.3%
CSX Corp., 6.22%, 4/30/40	5	6,169
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,170

		33,339
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,110
Intel Corp., 4.80%, 10/01/41	15	16,584

		22,694
Software — 0.3%
Oracle Corp.:
6.13%, 7/08/39	20	25,221
5.38%, 7/15/40	10	11,656

		36,877
Specialty Retail — 0.2%
Home Depot, Inc., 5.88%, 12/16/36	20	24,979
Technology Hardware, Storage & Peripherals — 0.0%
HP, Inc., 6.00%, 9/15/41	5	5,005
Tobacco — 0.6%
Altria Group, Inc., 5.38%, 1/31/44	30	33,935
Philip Morris International, Inc.:
4.88%, 11/15/43	15	15,985
4.25%, 11/10/44	20	19,527

		69,447
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 6.38%, 3/01/35	30	34,666
Vodafone Group PLC:
6.15%, 2/27/37	30	33,570

BLACKROCK CORI FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock CoRl 2019 Fund

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Vodafone Group PLC (continued):
4.38%, 2/19/43	$10	$8,940

		77,176
Total Corporate Bonds — 32.6%		3,577,967

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24	30	41,200
7.63%, 2/15/25	140	194,704
6.00%, 2/15/26	190	245,300
6.50%, 11/15/26	130	175,774
6.13%, 8/15/29	250	345,215
6.25%, 5/15/30	25	35,345
5.38%, 2/15/31	15	19,985
4.50%, 2/15/36	180	227,433
4.38%, 2/15/38	20	24,851
4.50%, 5/15/38	20	25,249
3.50%, 2/15/39	10	10,937
4.25%, 5/15/39	20	24,285
4.50%, 8/15/39	10	12,561
4.63%, 2/15/40	10	12,784
4.38%, 5/15/41	10	12,386
3.75%, 8/15/41	10	11,283
3.13%, 11/15/41	100	101,711
3.13%, 2/15/42	20	20,342
2.75%, 8/15/42	30	28,427
2.75%, 11/15/42	100	94,695
2.88%, 5/15/43	60	58,109
3.63%, 8/15/43	155	171,977
3.75%, 11/15/43	200	226,852
3.63%, 2/15/44	150	166,395
3.38%, 5/15/44	160	169,937
3.13%, 8/15/44	80	81,112
3.00%, 11/15/44	160	158,319
2.50%, 2/15/45	30	26,788
3.00%, 5/15/45	50	49,424
2.88%, 8/15/45	50	48,193
3.00%, 11/15/45	170	167,921

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
2.50%, 2/15/46	$70	$62,314
2.50%, 5/15/46	100	88,977
2.25%, 8/15/46	35	29,438
2.88%, 11/15/46	30	28,964
U.S. Treasury Notes:
2.38%, 8/15/24	85	85,408
2.25%, 11/15/24	25	24,838
2.00%, 2/15/25	130	126,521
2.13%, 5/15/25	300	294,047
2.00%, 8/15/25	220	213,056
2.25%, 11/15/25	110	108,475
1.63%, 2/15/26	380	354,914
1.63%, 5/15/26	320	298,212
U.S. Treasury Principal STRIPS, 0.00%, 5/15/37 (a)	4,493	2,533,445

Total U.S. Treasury Obligations — 66.0%		7,238,103
Total Long-Term Investments (Cost — $10,664,173) — 98.6%		10,816,070

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40%, 12/31/50 (b)(c)	149,622	149,622
Total Short-Term Securities (Cost — $149,622) — 1.4%		149,622
Total Investments (Cost — $10,813,795*) — 100.0%		10,965,692
Liabilities in Excess of Other Assets — (0.0)%		(5,059)

Net Assets — 100.0%		$10,960,633

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,842,784

Gross unrealized appreciation	$319,062
Gross unrealized depreciation	(196,154)

Net unrealized appreciation	$122,908

Notes to Schedule of Investments
(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

4	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2019 Fund

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	42,367	107,255	149,622	$149,622	$63	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	15	—	—
Total	—	—	—	$149,622	$78	—	—

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Long U.S. Treasury Bond	March 2017	$150,844	$(1,080)

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock CoRl 2019 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,816,070	—	$10,816,070
Short-Term Securities	$149,622	—	—	149,622

Total	$149,622	$10,816,070	—	$10,965,692

Derivative Financial Instruments [2]
Liabilities:
Interest Rate contracts	$(1,080)	—	—	$(1,080)
[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock CoRl 2021 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.5%
Eaton Corp., 4.00%, 11/02/32	$20	$20,117
Lockheed Martin Corp., 4.07%, 12/15/42	30	29,274
Northrop Grumman Corp., 4.75%, 6/01/43	20	21,637
United Technologies Corp.:
5.70%, 4/15/40	20	24,535
4.50%, 6/01/42	65	68,373

		163,936
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	15	16,084
5.10%, 1/15/44	10	10,728
4.10%, 2/01/45	10	9,345
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,775

		55,932
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	30	27,998
Banks — 3.1%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,902
HSBC Holdings PLC, 6.10%, 1/14/42	100	123,397
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/26	25	23,776
Wells Fargo & Co.:
4.30%, 7/22/27	45	46,109
5.38%, 11/02/43	35	38,770
5.61%, 1/15/44	20	22,853
4.65%, 11/04/44	25	25,042
3.90%, 5/01/45	25	23,620
4.40%, 6/14/46	25	24,150

		341,619
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.63%, 2/01/44	10	10,465
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	20	18,332
Diageo Investment Corp., 4.25%, 5/11/42	15	15,107
PepsiCo, Inc., 3.60%, 8/13/42	15	13,952

		57,856
Capital Markets — 2.1%
Credit Suisse USA, Inc., 7.13%, 7/15/32	10	13,349
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	10	12,023
6.75%, 10/01/37	60	73,958

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
5.15%, 5/22/45	$30	$31,033
Morgan Stanley:
4.35%, 9/08/26	25	25,366
3.95%, 4/23/27	20	19,555
6.38%, 7/24/42	20	25,146
4.30%, 1/27/45	35	34,194

		234,624
Chemicals — 0.6%
Dow Chemical Co., 7.38%, 11/01/29	15	20,015
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,694
Ecolab, Inc., 5.50%, 12/08/41	5	5,896
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,709
LYB International Finance BV, 5.25%, 7/15/43	10	10,985
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	10	11,201

		68,500
Communications Equipment — 0.2%
Cisco Systems, Inc., 5.90%, 2/15/39	20	25,411
Consumer Finance — 0.2%
American Express Co., 4.05%, 12/03/42	20	19,364
Diversified Financial Services — 3.8%
Bank of America Corp.:
4.25%, 10/22/26	30	30,213
5.88%, 2/07/42	20	24,097
5.00%, 1/21/44	35	37,967
4.88%, 4/01/44	15	15,822
Series L, 4.75%, 4/21/45	15	14,970
Citigroup, Inc.:
4.30%, 11/20/26	10	10,080
4.45%, 9/29/27	10	10,140
8.13%, 7/15/39	30	44,618
6.68%, 9/13/43	15	19,075
5.30%, 5/06/44	5	5,360
4.65%, 7/30/45	15	15,581
4.75%, 5/18/46	25	24,813
Daimler Finance North America LLC, 8.50%, 1/18/31	10	15,057
JPMorgan Chase & Co.:
4.13%, 12/15/26	30	30,389
4.25%, 10/01/27	15	15,257
6.40%, 5/15/38	35	45,119
5.60%, 7/15/41	10	11,952
5.40%, 1/06/42	30	35,004

BLACKROCK CORI FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock CoRl 2021 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.95%, 6/01/45	$15	$15,791

		421,305
Diversified Telecommunication Services — 2.9%
AT&T, Inc.:
6.30%, 1/15/38	20	22,661
5.35%, 9/01/40	15	15,041
6.38%, 3/01/41	15	17,203
Orange SA, 5.38%, 1/13/42	5	5,674
Telefonica Europe BV, 8.25%, 9/15/30	10	13,326
Verizon Communications, Inc.:
4.27%, 1/15/36	25	23,274
4.75%, 11/01/41	15	14,446
6.55%, 9/15/43	35	43,168
4.86%, 8/21/46	35	33,613
4.52%, 9/15/48	45	40,887
5.01%, 8/21/54	65	61,378
4.67%, 3/15/55	40	35,820

		326,491
Electric Utilities — 2.6%
Appalachian Power Co., 7.00%, 4/01/38	10	13,518
Berkshire Hathaway Energy Co., 6.13%, 4/01/36	35	43,780
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	15	17,926
Duke Energy Florida LLC, 6.40%, 6/15/38	35	46,117
Exelon Generation Co. LLC, 6.25%, 10/01/39	15	15,059
Georgia Power Co., 5.40%, 6/01/40	15	17,306
Pacific Gas & Electric Co., 6.05%, 3/01/34	40	50,304
PacifiCorp, 6.00%, 1/15/39	10	12,822
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,321
Southern Power Co., 5.15%, 9/15/41	15	15,186
Virginia Electric & Power Co.:
8.88%, 11/15/38	10	16,138
Series A, 6.00%, 5/15/37	10	12,367

		285,844
Energy Equipment & Services — 0.4%
Baker Hughes, Inc., 5.13%, 9/15/40	10	11,061
Enterprise Products Operating LLC:
6.13%, 10/15/39	5	5,854

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Enterprise Products Operating LLC (continued):
5.70%, 2/15/42	$5	$5,653
Halliburton Co., 7.45%, 9/15/39	15	20,339

		42,907
Food & Staples Retailing — 0.0%
Walgreen Co., 4.40%, 9/15/42	5	4,849
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,187
Kellogg Co., 4.50%, 4/01/46	15	14,634
Mondelez International, Inc., 6.50%, 2/09/40	10	12,333

		48,154
Health Care Equipment & Supplies — 0.5%
Medtronic, Inc.:
4.38%, 3/15/35	30	31,379
4.63%, 3/15/45	25	26,645

		58,024
Health Care Providers & Services — 1.0%
Aetna, Inc., 6.63%, 6/15/36	5	6,372
Anthem, Inc.:
4.65%, 1/15/43	10	10,014
5.10%, 1/15/44	30	32,256
UnitedHealth Group, Inc.:
4.63%, 7/15/35	20	21,709
6.88%, 2/15/38	20	27,280
4.75%, 7/15/45	10	10,965

		108,596
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., 6.30%, 10/15/37	20	25,126
Household Products — 0.1%
Kimberly-Clark Corp., 6.63%, 8/01/37	5	6,846
Industrial Conglomerates — 0.2%
Koninklijke Philips NV, 5.00%, 3/15/42	20	20,542
Insurance — 1.6%
Allstate Corp., 4.50%, 6/15/43	15	15,781
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,560
AXA SA, 8.60%, 12/15/30	10	13,850
Lincoln National Corp., 7.00%, 6/15/40	10	12,779
MetLife, Inc.:
4.88%, 11/13/43	30	32,407

2	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2021 Fund

Corporate Bonds	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued):
4.05%, 3/01/45	$20	$19,030
Prudential Financial, Inc.:
6.63%, 12/01/37	25	32,091
4.60%, 5/15/44	10	10,400
Travelers Cos., Inc., 4.60%, 8/01/43	30	32,432

		179,330
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,201
Media — 2.9%
21st Century Fox America, Inc.:
6.40%, 12/15/35	50	60,432
6.15%, 2/15/41	10	11,763
5.40%, 10/01/43	15	16,384
Comcast Corp.:
4.25%, 1/15/33	30	30,563
6.45%, 3/15/37	15	19,041
6.40%, 3/01/40	25	31,897
4.65%, 7/15/42	10	10,283
NBCUniversal Media LLC:
5.95%, 4/01/41	10	12,210
4.45%, 1/15/43	35	34,938
Thomson Reuters Corp., 5.85%, 4/15/40	5	5,553
Time Warner, Inc.:
6.20%, 3/15/40	20	23,217
6.10%, 7/15/40	5	5,768
5.38%, 10/15/41	20	21,202
5.35%, 12/15/43	10	10,520
Walt Disney Co.:
4.13%, 6/01/44	15	15,303
3.00%, 7/30/46	20	16,635

		325,709
Metals & Mining — 0.8%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	20	22,342
Newmont Mining Corp., 6.25%, 10/01/39	10	11,575
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,200
Southern Copper Corp.:
5.25%, 11/08/42	25	23,714
5.88%, 4/23/45	15	15,287

		84,118
Multiline Retail — 0.3%
Target Corp.:
4.00%, 7/01/42	20	19,484

Corporate Bonds	Par (000)	Value
Multiline Retail (continued)
Target Corp. (continued):
3.63%, 4/15/46	$15	$13,556

		33,040
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 6.45%, 9/15/36	35	42,149
Apache Corp., 6.00%, 1/15/37	10	11,601
ConocoPhillips:
5.90%, 5/15/38	15	17,783
6.50%, 2/01/39	10	12,608
ConocoPhillips Holding Co., 6.95%, 4/15/29	30	38,155
Enterprise Products Operating LLC, 5.95%, 2/01/41	15	17,273
ONEOK Partners LP, 6.85%, 10/15/37	5	5,936
Petro-Canada, 6.80%, 5/15/38	10	13,091
Phillips 66, 5.88%, 5/01/42	10	11,854
Suncor Energy, Inc., 6.50%, 6/15/38	25	32,024
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	5	6,315
7.63%, 1/15/39	25	35,869
6.10%, 6/01/40	10	12,375
Valero Energy Corp., 4.90%, 3/15/45	35	34,633

		291,666
Pharmaceuticals — 2.6%
Abbott Laboratories:
6.00%, 4/01/39	15	17,077
5.30%, 5/27/40	10	10,533
AbbVie, Inc., 4.40%, 11/06/42	20	18,792
AstraZeneca PLC:
6.45%, 9/15/37	15	19,407
4.38%, 11/16/45	25	25,225
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,905
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	20	20,410
Merck & Co., Inc., 4.15%, 5/18/43	15	15,293
Pfizer, Inc.:
7.20%, 3/15/39	45	64,880
4.40%, 5/15/44	5	5,211
4.13%, 12/15/46	30	30,094
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,008
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/01/26	35	31,729

BLACKROCK CORI FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock CoRl 2021 Fund

Corporate Bonds	Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV (continued):
4.10%, 10/01/46	$15	$12,657

		291,221
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	15	18,507
Norfolk Southern Corp., 4.84%, 10/01/41	25	27,170

		45,677
Semiconductors & Semiconductor Equipment — 0.3%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,110
Intel Corp., 4.80%, 10/01/41	25	27,640

		33,750
Software — 0.5%
Oracle Corp.:
6.13%, 7/08/39	15	18,916
5.38%, 7/15/40	35	40,795

		59,711
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	20	24,978
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,171

		38,149
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	10	10,010
Tobacco — 0.8%
Altria Group, Inc., 5.38%, 1/31/44	35	39,590
Philip Morris International, Inc.:
4.88%, 11/15/43	20	21,314
4.25%, 11/10/44	25	24,409

		85,313
Wireless Telecommunication Services — 0.8%
America Movil SAB de CV, 6.38%, 3/01/35	40	46,221
Vodafone Group PLC:
6.15%, 2/27/37	10	11,190
4.38%, 2/19/43	30	26,821

		84,232
Total Corporate Bonds — 35.3%		3,930,051

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds:
6.50%, 11/15/26	$210	$283,943
6.63%, 2/15/27	140	191,762
5.25%, 2/15/29	200	255,578
6.13%, 8/15/29	125	172,607
6.25%, 5/15/30	25	35,345
5.38%, 2/15/31	45	59,954
4.50%, 2/15/36	165	208,480
4.75%, 2/15/37	100	129,996
3.50%, 2/15/39	55	60,154
4.50%, 8/15/39	50	62,805
4.38%, 11/15/39	25	30,876
4.63%, 2/15/40	50	63,918
3.88%, 8/15/40	250	287,471
4.75%, 2/15/41	20	26,081
4.38%, 5/15/41	110	136,241
3.75%, 8/15/41	10	11,283
3.13%, 11/15/41	140	142,395
2.75%, 8/15/42	30	28,427
2.75%, 11/15/42	35	33,143
3.13%, 2/15/43	120	121,781
2.88%, 5/15/43	50	48,424
3.63%, 8/15/43	100	110,953
3.75%, 11/15/43	50	56,713
3.63%, 2/15/44	105	116,476
3.38%, 5/15/44	150	159,316
3.13%, 8/15/44	110	111,530
3.00%, 11/15/44	350	346,322
3.00%, 5/15/45	310	306,428
2.88%, 8/15/45	225	216,870
3.00%, 11/15/45	80	79,022
2.50%, 2/15/46	100	89,020
2.50%, 5/15/46	190	169,056
2.88%, 11/15/46	35	33,791
U.S. Treasury Notes, 1.50%, 8/15/26	60	55,163
U.S. Treasury Principal STRIPS, 0.00%, 5/15/39 (a)	5,490	2,799,356
Total U.S. Treasury Obligations — 63.3%		7,040,680
Total Long-Term Investments (Cost — $10,762,340) — 98.6%		10,970,731

4	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2021 Fund

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	153,649	$153,649
Total Short-Term Securities (Cost — $153,649) — 1.4%		153,649
Total Investments (Cost — $10,915,989*) — 100.0%		11,124,380
Other Assets Less Liabilities — 0.0%		4,626

Net Assets — 100.0%		$11,129,006

*	As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,958,594

Gross unrealized appreciation	$435,559
Gross unrealized depreciation	(269,773)

Net unrealized appreciation	$165,786

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	168,695	(15,046)	153,649	$153,649	$94	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	39	—	—
Total	—	—	—	$153,649	$133	—	—

(c)	Current yield as of period end.

BLACKROCK CORI FUNDS	JANUARY 31, 2017	5

Schedule of Investments (continued)	BlackRock CoRl 2021 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Long U.S. Treasury Bond	March 2017	$150,844	$(1,080)

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

6	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock CoRl 2021 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$10,970,731	—	$10,970,731
Short-Term Securities	$153,649	—	—	153,649

Total	$153,649	$10,970,731	—	$11,124,380

Derivative Financial Instruments [2]
Liabilities:
Interest Rate contracts	$(1,080)	—	—	$(1,080)

[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

BLACKROCK CORI FUNDS	JANUARY 31, 2017	7

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock CoRl 2023 Fund (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 1.6%
Eaton Corp., 4.15%, 11/02/42	$25	$24,639
Honeywell International, Inc., Series 30, 5.38%, 3/01/41	15	18,235
Lockheed Martin Corp., 4.07%, 12/15/42	45	43,911
Northrop Grumman Corp., 4.75%, 6/01/43	15	16,228
United Technologies Corp.:
5.70%, 4/15/40	15	18,401
4.50%, 6/01/42	80	84,151

		205,565
Air Freight & Logistics — 0.5%
FedEx Corp.:
4.90%, 1/15/34	20	21,445
5.10%, 1/15/44	5	5,364
4.10%, 2/01/45	15	14,018
United Parcel Service, Inc., 6.20%, 1/15/38	15	19,775

		60,602
Automobiles — 0.3%
Ford Motor Co., 4.75%, 1/15/43	45	41,997
Banks — 2.6%
Fifth Third Bancorp, 8.25%, 3/01/38	10	13,902
HSBC Holdings PLC, 6.10%, 1/14/42	120	148,076
Wells Fargo & Co.:
5.38%, 11/02/43	20	22,154
5.61%, 1/15/44	30	34,280
4.65%, 11/04/44	40	40,067
3.90%, 5/01/45	40	37,792
4.90%, 11/17/45	10	10,346
4.40%, 6/14/46	25	24,150

		330,767
Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/43	15	14,180
4.63%, 2/01/44	10	10,465
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	15	13,749
Diageo Investment Corp., 4.25%, 5/11/42	25	25,177
PepsiCo, Inc., 4.00%, 3/05/42	50	49,587

		113,158
Capital Markets — 2.3%
Credit Suisse USA, Inc., 7.13%, 7/15/32	40	53,397

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
6.13%, 2/15/33	$35	$42,081
6.75%, 10/01/37	70	86,285
6.25%, 2/01/41	25	31,169
5.15%, 5/22/45	10	10,344
Morgan Stanley:
6.38%, 7/24/42	20	25,145
4.30%, 1/27/45	45	43,963

		292,384
Chemicals — 0.5%
Dow Chemical Co., 7.38%, 11/01/29	10	13,343
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	10	9,694
Ecolab, Inc., 5.50%, 12/08/41	10	11,792
EI du Pont de Nemours & Co., 4.90%, 1/15/41	10	10,709
LYB International Finance BV, 5.25%, 7/15/43	5	5,493
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	15	16,801

		67,832
Communications Equipment — 0.5%
Cisco Systems, Inc.:
5.90%, 2/15/39	45	57,176
5.50%, 1/15/40	10	12,204

		69,380
Consumer Finance — 0.1%
American Express Co., 4.05%, 12/03/42	20	19,364
Diversified Financial Services — 3.5%
Bank of America Corp.:
5.88%, 2/07/42	15	18,073
5.00%, 1/21/44	70	75,934
4.88%, 4/01/44	35	36,917
Series L, 4.75%, 4/21/45	5	4,990
Citigroup, Inc.:
4.13%, 7/25/28	25	24,611
8.13%, 7/15/39	35	52,055
6.68%, 9/13/43	20	25,433
5.30%, 5/06/44	15	16,079
4.65%, 7/30/45	15	15,581
4.75%, 5/18/46	15	14,888
Daimler Finance North America LLC, 8.50%, 1/18/31	15	22,585
JPMorgan Chase & Co.:
6.40%, 5/15/38	35	45,119
5.60%, 7/15/41	30	35,857
5.40%, 1/06/42	15	17,502
5.63%, 8/16/43	15	17,165

BLACKROCK CORI FUNDS	JANUARY 31, 2017	1

Schedule of Investments (continued)	BlackRock CoRl 2023 Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued):
4.95%, 6/01/45	$25	$26,318

		449,107
Diversified Telecommunication Services — 4.1%
AT&T, Inc.:
6.30%, 1/15/38	25	28,326
5.35%, 9/01/40	20	20,055
5.55%, 8/15/41	20	20,619
5.15%, 3/15/42	30	29,530
Orange SA, 5.38%, 1/13/42	10	11,349
Telefonica Europe BV, 8.25%, 9/15/30	25	33,315
Verizon Communications, Inc.:
6.40%, 9/15/33	65	78,813
4.27%, 1/15/36	50	46,547
4.75%, 11/01/41	20	19,261
6.55%, 9/15/43	50	61,669
4.86%, 8/21/46	40	38,415
4.52%, 9/15/48	40	36,344
5.01%, 8/21/54	60	56,657
4.67%, 3/15/55	60	53,730

		534,630
Electric Utilities — 2.8%
Berkshire Hathaway Energy Co.:
6.13%, 4/01/36	40	50,034
6.50%, 9/15/37	10	13,000
Consolidated Edison Co. of New York, Inc., Series C, 5.50%, 12/01/39	25	29,877
Duke Energy Florida LLC, 6.40%, 6/15/38	45	59,293
Exelon Generation Co. LLC, 6.25%, 10/01/39	25	25,098
Georgia Power Co., 4.30%, 3/15/42	30	30,704
Pacific Gas & Electric Co., 6.05%, 3/01/34	55	69,167
PacifiCorp, 6.00%, 1/15/39	10	12,822
Southern California Edison Co., Series A, 5.95%, 2/01/38	20	25,321
Southern Power Co., 5.15%, 9/15/41	15	15,187
Virginia Electric & Power Co., 8.88%, 11/15/38	20	32,277

		362,780
Energy Equipment & Services — 0.5%
Baker Hughes, Inc., 5.13%, 9/15/40	20	22,121
Enterprise Products Operating LLC, 5.70%, 2/15/42	5	5,653

Corporate Bonds	Par (000)	Value
Energy Equipment & Services (continued)
Halliburton Co., 7.45%, 9/15/39	$25	$33,899

		61,673
Food Products — 0.4%
Archer-Daniels-Midland Co., 4.54%, 3/26/42	20	21,187
JM Smucker Co., 4.38%, 3/15/45	10	9,939
Kellogg Co., 4.50%, 4/01/46	20	19,511

		50,637
Health Care Equipment & Supplies — 0.6%
Medtronic, Inc., 4.63%, 3/15/45	75	79,936
Health Care Providers & Services — 1.2%
Aetna, Inc., 6.63%, 6/15/36	10	12,744
Anthem, Inc.:
4.65%, 1/15/43	30	30,042
5.10%, 1/15/44	20	21,504
UnitedHealth Group, Inc.:
4.63%, 7/15/35	25	27,136
4.75%, 7/15/45	55	60,308

		151,734
Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.:
6.30%, 10/15/37	20	25,126
3.70%, 2/15/42	20	17,864

		42,990
Insurance — 2.0%
Allstate Corp., 4.50%, 6/15/43	20	21,041
Arch Capital Group US, Inc., 5.14%, 11/01/43	10	10,560
AXA SA, 8.60%, 12/15/30	15	20,775
Chubb Corp., Series 1, 6.50%, 5/15/38	15	20,024
Lincoln National Corp., 7.00%, 6/15/40	10	12,779
MetLife, Inc.:
4.13%, 8/13/42	25	24,428
4.88%, 11/13/43	35	37,809
4.05%, 3/01/45	15	14,273
Principal Financial Group, Inc., 6.05%, 10/15/36	15	18,121
Prudential Financial, Inc.:
6.63%, 12/01/37	30	38,509
6.20%, 11/15/40	10	12,403
Travelers Cos., Inc., 4.60%, 8/01/43	20	21,621

		252,343
Machinery — 0.2%
Caterpillar, Inc., 3.80%, 8/15/42	25	24,201

2	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2023 Fund

Corporate Bonds	Par (000)	Value
Media — 3.8%
21st Century Fox America, Inc.:
6.40%, 12/15/35	$40	$48,346
6.15%, 2/15/41	30	35,288
5.40%, 10/01/43	30	32,768
Comcast Corp.:
4.25%, 1/15/33	35	35,657
6.45%, 3/15/37	30	38,082
6.95%, 8/15/37	25	33,337
4.65%, 7/15/42	35	35,990
NBCUniversal Media LLC:
6.40%, 4/30/40	15	19,280
5.95%, 4/01/41	15	18,314
4.45%, 1/15/43	60	59,893
Thomson Reuters Corp., 5.85%, 4/15/40	10	11,106
Time Warner, Inc.:
6.10%, 7/15/40	20	23,072
5.38%, 10/15/41	20	21,202
4.90%, 6/15/42	20	19,908
5.35%, 12/15/43	25	26,301
The Walt Disney Co., 3.70%, 12/01/42	15	14,369
Walt Disney Co., 4.13%, 6/01/44	15	15,303

		488,216
Metals & Mining — 1.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	45	50,270
Newmont Mining Corp., 6.25%, 10/01/39	15	17,363
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	35	39,201
Southern Copper Corp., 5.88%, 4/23/45	40	40,764

		147,598
Multi-Utilities — 0.1%
Sempra Energy, 6.00%, 10/15/39	15	17,829
Multiline Retail — 0.4%
Target Corp.:
4.00%, 7/01/42	35	34,097
3.63%, 4/15/46	20	18,074

		52,171
Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp., 6.45%, 9/15/36	45	54,191
Apache Corp., 6.00%, 1/15/37	15	17,401
ConocoPhillips:
5.90%, 5/15/38	10	11,855
6.50%, 2/01/39	45	56,734
ConocoPhillips Holding Co., 6.95%, 4/15/29	25	31,796

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC:
6.45%, 9/01/40	$5	$6,069
5.95%, 2/01/41	30	34,546
ONEOK Partners LP, 6.85%, 10/15/37	10	11,871
Petro-Canada, 6.80%, 5/15/38	25	32,728
Phillips 66, 5.88%, 5/01/42	15	17,781
Suncor Energy, Inc.:
6.50%, 6/15/38	15	19,215
6.85%, 6/01/39	10	13,153
TransCanada PipeLines Ltd.:
6.20%, 10/15/37	15	18,946
7.63%, 1/15/39	15	21,521
6.10%, 6/01/40	15	18,563
Valero Energy Corp.:
6.63%, 6/15/37	25	29,573
4.90%, 3/15/45	15	14,843

		410,786
Pharmaceuticals — 2.5%
Abbott Laboratories, 5.30%, 5/27/40	10	10,533
AbbVie, Inc., 4.40%, 11/06/42	30	28,188
AstraZeneca PLC:
6.45%, 9/15/37	25	32,346
4.38%, 11/16/45	15	15,135
Bristol-Myers Squibb Co., 3.25%, 8/01/42	10	8,905
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	30	39,402
Merck & Co., Inc., 4.15%, 5/18/43	10	10,196
Pfizer, Inc.:
7.20%, 3/15/39	25	36,045
4.30%, 6/15/43	30	31,351
4.40%, 5/15/44	10	10,421
4.13%, 12/15/46	35	35,110
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36	10	11,007
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	25	21,095
Wyeth LLC, 5.95%, 4/01/37	25	31,507

		321,241
Road & Rail — 0.4%
CSX Corp., 6.22%, 4/30/40	10	12,337
Norfolk Southern Corp., 4.84%, 10/01/41	35	38,039

		50,376
Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc., 5.85%, 6/15/41	5	6,110

BLACKROCK CORI FUNDS	JANUARY 31, 2017	3

Schedule of Investments (continued)	BlackRock CoRl 2023 Fund

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp., 4.25%, 12/15/42	$25	$25,564

		31,674
Software — 0.6%
Oracle Corp.:
6.13%, 7/08/39	25	31,527
5.38%, 7/15/40	40	46,622

		78,149
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36	25	31,223
Lowe’s Cos., Inc., 6.65%, 9/15/37	10	13,171

		44,394
Technology Hardware, Storage & Peripherals — 0.1%
HP, Inc., 6.00%, 9/15/41	10	10,010
Tobacco — 0.9%
Altria Group, Inc.:
4.25%, 8/09/42	15	14,454
5.38%, 1/31/44	25	28,279
Philip Morris International, Inc.:
6.38%, 5/16/38	25	31,702
4.50%, 3/20/42	25	25,165
4.88%, 11/15/43	20	21,313

		120,913
Wireless Telecommunication Services — 0.9%
America Movil SAB de CV, 6.38%, 3/01/35	45	51,998
Vodafone Group PLC:
6.15%, 2/27/37	20	22,380
4.38%, 2/19/43	40	35,762

		110,140
Total Corporate Bonds — 39.4%		5,094,577

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.13%, 8/15/29	145	200,225
5.38%, 2/15/31	185	246,476
4.50%, 2/15/36	290	366,420
4.75%, 2/15/37	100	129,996
4.50%, 5/15/38	40	50,499
3.50%, 2/15/39	65	71,091
4.25%, 5/15/39	20	24,285
3.88%, 8/15/40	50	57,494

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bonds (continued):
4.25%, 11/15/40	$170	$206,537
4.75%, 2/15/41	30	39,122
4.38%, 5/15/41	15	18,578
3.75%, 8/15/41	60	67,697
3.13%, 11/15/41	250	254,277
2.75%, 8/15/42	30	28,427
2.75%, 11/15/42	50	47,348
3.13%, 2/15/43	20	20,297
2.88%, 5/15/43	130	125,902
3.63%, 8/15/43	50	55,477
3.75%, 11/15/43	40	45,370
3.63%, 2/15/44	50	55,465
3.38%, 5/15/44	50	53,106
3.13%, 8/15/44	50	50,695
3.00%, 11/15/44	100	98,949
2.50%, 2/15/45	20	17,859
3.00%, 5/15/45	130	128,502
2.88%, 8/15/45	125	120,483
3.00%, 11/15/45	135	133,349
2.50%, 2/15/46	380	338,274
2.50%, 5/15/46	295	262,481
2.88%, 11/15/46	170	164,130
U.S. Treasury Principal STRIPS, 0.00%, 2/15/43 (a)	9,400	4,160,402
Total U.S. Treasury Obligations — 59.1%		7,639,213
Total Long-Term Investments (Cost — $12,219,918) — 98.5%		12,733,790

Short-Term Securities	Shares
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (b)(c)	186,260	186,260
Total Short-Term Securities (Cost — $186,260) — 1.5%		186,260
Total Investments (Cost — $12,406,178*) — 100.0%		12,920,050
Other Assets Less Liabilities — 0.0%		79

Net Assets — 100.0%		$12,920,129

* As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$12,460,963

Gross unrealized appreciation		$848,554
Gross unrealized depreciation		(389,467)

Net unrealized appreciation		$459,087

4	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock CoRl 2023 Fund

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Current yield as of period end.

(c)	During the period ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	81,923	104,337	186,260	$186,260	$103	—	—
BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	24	—	—
Total	—	—	—	$186,260	$127	—	—

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
1	Long U.S. Treasury Bond	March 2017	$150,844	$(1,080)

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

BLACKROCK CORI FUNDS	JANUARY 31, 2017	5

Schedule of Investments (concluded)	BlackRock CoRl 2023 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$12,733,790	—	$12,733,790
Short-Term Securities	$186,260	—	—	186,260

Total	$186,260	$12,733,790	—	$12,920,050

Derivative Financial Instruments [2]
Liabilities:
Interest Rate contracts	(1,080)	—	—	(1,080)
[1]	See above Schedule of Investments for values in each industry.
[2]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended January 31, 2017, there were no transfers between levels.

6	BLACKROCK CORI FUNDS	JANUARY 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  BlackRock CoRI Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

  Date: March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock CoRI Funds

Date: March 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock CoRI Funds

  Date: March 23, 2017